Document and Entity Information	Jun. 21, 2022
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001853513
Document Type	8-K
Document Period End Date	Jun. 21, 2022
Entity Registrant Name	Mister Car Wash, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-40542
Entity Tax Identification Number	47-1393909
Entity Address, Address Line One	222 E. 5th Street
Entity Address, City or Town	Tucson
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85705
City Area Code	(520)
Local Phone Number	615-4000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.01 per share
Trading Symbol	MCW
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false